Financial instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial instruments
27.	Financial instruments

(i)	Risk management
The Group’s activities expose it to a variety of financial risks: credit risk, market risk (including foreign exchange risk, cash flow or fair value interest rate risk, and price risk), liquidity risk and fraud risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. The Group uses derivative financial instruments to mitigate certain risk exposures. It is the Group’s policy that no trading in derivatives for speculative purposes may be undertaken.
Risk management is carried out by a central treasury department (“Group treasury”) under policies approved by the Board of Directors. Group treasury identifies, evaluates and hedges financial risks in close co-operation
with the Group’s operating units. The Board provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, anti-fraud, use of derivative financial instruments and non-derivative
financial instruments, and investment of surplus liquidity.

a)	Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. Credit risk arises from the groups exposures to third parties, including cash and cash equivalents, derivative financial instruments and deposits with banks and other financial institutions, as well as from its operating activities, primarily related to accounts receivable from financial institutions licensed by card companies, including outstanding receivables and commitments.

The carrying amount of financial assets represents the maximum credit exposure.
Financial instruments and cash deposits
Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with the Group’s policy. Investments of surplus funds and use of derivative instruments are only conducted with carefully selected financial institutions.
Accounts receivable from card issuers
The Group, in accordance with the rules established by payment scheme networks, have instruments to mitigate the risks of accounts receivable from financial institutions licensed by card companies. The Group’s receivables from card issuers are backed by requirements on card issuers to maintain guarantees—collateral or bank—considering the credit risk of the issuer, sales volume and the residual risk of default of cardholders. This requirement is mandatory for all issuers determined to have credit risk and the amounts are reviewed periodically by the card companies and the Group.
To-date,
the Group has not incurred losses from card issuer receivables.

b)	Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises mainly two types of risk: interest rate risk and currency risk. Financial instruments affected by market risk include loans and borrowings, deposits and derivative financial instruments.
Interest rate risk
This risk arises from the possibility of the Group incurring losses due to fluctuations in interest rates in respect of fair value of future cash flows of a financial instrument.
The Group’s interest rate risk arises mainly from short-term investments and long-term borrowings. Short-term investments contracted in Brazilian reais are mainly exposed to changes in the CDI rate. Borrowings are mainly exposed to interest rate fluctuations in the CDI and rates that are determined by Brazilian Central Bank.
Interest rate sensitivity
Interest rate risk is the risk that the fair value and future cash flows of a financial instrument fluctuates due to changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates arises primarily from short-term investments and both short and long-term borrowings subject in each case to variable interest rates, principally the CDI rate.
The Group conducted a sensitivity analysis of the interest rate risks to which the financial instruments are exposed as of December 31, 2019. For this analysis, the Group adopted as a probable scenario for the future interest rates of 5,78% for the CDI rate. As a result, financial income (with respect to short-term investments) and financial expense, net (with respect to both short and long-term borrowings) would be impacted as follows:

Transactions	Interest rate risk	Book value	Reasonably possible change	Impact on profit or loss before tax
Short-term investments	CDI variation	2,758,265	10%	1,103
Loans and financing	CDI variation	(2,910,550)	10%	(1,261)
Obligations to FIDC quota holders	CDI variation	(3,710,894)	10%	(1,581)

				(1,738)

Foreign currency risk
The Group from time to may enter into derivatives contracts in order to offset foreign currency exchange rate risk which arise from assets and liabilities that are primarily denominated in U.S. dollars and Euros. The Group’s foreign currency exposure gives rise to minimum market risks associated with exchange rate movements.
As the Group’s borrowings are denominated in Brazilian reais, there is no significant exposure to currency risk. Other liabilities denominated in U.S. dollars are related to other accounts payable by subsidiaries located in the United States, but without significant exchange risk.
The Group has accounts receivable denominated in U.S. dollars derived from transactions with credit cards issued abroad and captured at accredited establishments in Brazil, which are settled at issuing banks abroad through card companies, but without significant exchange risk.
The Group also has certain investments in foreign operations, denominated in currencies other than Group’s functional currency, and whose net assets are exposed to foreign currency translation risk.
As of December 31,2019 there were foreign currency
non-deliverable
forwards, accounted for as derivative financial instruments and measure at fair value through profit or loss.
Foreign currency sensitivity
The following tables demonstrate the sensitivity to a reasonably possible change in U.S. dollar, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the fair value of monetary assets and liabilities including non-designated
foreign currency derivatives.

Transactions	Denomination currency	Book value	Reasonably possible change	Impact on profit or loss before tax
Cash and cash equivalents - Deposits	U.S. dollar	58,262	10.00%	5,826
Short-term investments - Equity securities	U.S. dollar	2,908,470	10.00%	290,847
Short-term investments - Others	U.S. dollar	10,027	10.00%	1,003

		2,976,759		297,676
The Group’s exposure to foreign currency changes for all other currencies is not material.

c)	Liquidity risk
Cash flow forecasting is performed in the operating entities of the Group and aggregated by the Group’s finance team. Group Finance monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets and, if applicable, external regulatory or legal requirements—for example, currency restrictions.
Surplus cash held by the operating entities over and above the balance required for working capital management is transferred to the Group’s treasury department. Group treasury department invests surplus cash in interest-earning bank accounts, time deposits, money market deposits and marketable securities, choosing instruments with appropriate maturities or sufficient liquidity to provide adequate margin as determined by the above-mentioned forecasts. At the balance sheet date, the Group held short term investments of R$ 2,937,029 (2018 - R$ 2,770,589) that are expected to readily generate cash inflows for managing liquidity risk.

The table below analyzes the Group’s
non-derivative
financial liabilities and
net-settled
derivative financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
At December 31, 2019
Accounts payable to clients	6,500,071	—	—	—
Trade accounts payable	97,825	—	—	—
Loans and financing	2,947,811	29,762	20,643	37,078
Obligations to FIDC quota holders	2,090,894	1,620,000	—	—
Derivative financial instruments liabilities	1,354	—
Other liabilities	80,619	5,051	—	—

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
At December 31, 2018
Accounts payable to clients	4,996,102	—	—	—
Trade accounts payable	117,836	—	—	—
Loans and financing	761,056	1,395	—	—
Obligations to FIDC quota holders	16,646	2,057,925	—	—
Other liabilities	14,248	4,667	—	—

d)	Fraud risk
The Group’s exposure to operational risk from fraud is the risk that a misuse, or a wrongful or criminal deception will lead to a financial loss for one of the parties involved on a bankcard transaction. Fraud involving bankcards includes unauthorized use of lost or stolen cards, fraudulent applications, counterfeit or altered cards, and the fraudulent use of a cardholder’s bankcard number for card-not-present
transactions.
While the costs of most fraud involving bankcards remain with either the issuing financial institution or the client, the Group is occasionally required to cover fraudulent transactions in the following situations:

•	Where clients also contract anti-fraud services rendered by the Group entities; or

•	Through the chargeback process if the Group does not follow the minimum procedures, including the timely communication to all involved parties about the occurrence of a fraudulent transaction.

e)	Collateral
The Group has pledged part of its accounts receivable from card issuers in order to fulfil the collateral requirements for the loan contract with private entity (Note 18 (e)).

(ii)	Financial instruments by category

a)	Assets as per statement of financial position

	Amortized cost	FVPL	FVOCI	Total
At December 31, 2019
Short-term investments	—	2,926,509	10,520	2,937,029
Accounts receivable from card issuers	—	—	14,066,814	14,066,814
Trade accounts receivable	124,756	124,661	—	249,417
Derivative financial instruments	—	14,062	—	14,062
Other assets	151,030	—	—	151,030

	275,786	3,065,232	14,077,334	17,418,352

At December 31, 2018
Short-term investments	—	2,762,071	8,518	2,770,589
Accounts receivable from card issuers	—	—	9,244,608	9,244,608
Trade accounts receivable	44,616	—	—	44,616
Derivative financial instruments	—	1,195	—	1,195
Other assets	15,367	—	—	15,367

	59,983	2,763,266	9,253,126	12,076,375

b)	Liabilities as per statement of financial position

	Amortized cost	FVPL	Total
At December 31, 2019
Accounts payable to clients	6,500,071	—	6,500,071
Trade accounts payable	97,825	—	97,825
Loans and financing	3,035,294	—	3,035,294
Obligations to FIDC quota holders	3,710,894	—	3,710,894
Derivative financial instruments	—	1,354	1,354
Other liabilities	85,670	—	85,670

	13,429,754	1,354	13,431,108

At December 31, 2018
Accounts payable to clients	4,996,102	—	4,996,102
Trade accounts payable	117,836	—	117,836
Loans and financing	762,451	—	762,451
Obligations to FIDC quota holders	2,074,571	—	2,074,571
Derivative financial instruments	—	586	586
Other liabilities	18,915	—	18,915

	7,969,875	586	7,970,461

(iii)	Fair value estimation

a)	Fair value measurement
The table below presents a comparison by class between book value and fair value of the financial instruments of the Group:

	2019			2018
	Book value	Fair value	Hierarchy level	Book value	Fair value	Hierarchy level
Financial assets
Short-term investments (1)	2,937,029	2,937,029	I/II	2,770,589	2,770,589	I/II
Accounts receivable from card issuers (2)	14,066,814	14,066,814	II	9,244,608	9,244,608	II
Trade accounts receivable (3)	249,417	249,417	II	44,616	44,616	II
Derivative financial instruments (4)	14,062	14,062	II	1,195	1,195	II
Other assets (3)	151,030	151,030	II	15,367	15,367	II

	17,418,352	17,418,352		12,076,375	12,076,375

Financial liabilities
Accounts payable to clients (5)	6,500,071	6,380,302	II	4,996,102	4,898,949	II
Trade accounts payable (3)	97,825	97,825	II	117,836	117,836	II
Loans and financing (5)	3,035,294	3,041,500	II	762,451	747,651	II
Obligations to FIDC quota holders (5)	3,710,894	3,709,871	II	2,074,571	2,045,397	II
Derivative financial instruments (4)	1,354	1,354	II	586	586	II
Other liabilities (3)	85,670	85,670	II	18,915	18,915	II

	13,431,108	13,316,522		7,970,461	7,829,334

(1)	The carrying values of short-term investments approximate their fair values due to their short-term nature.
(2)
Accounts receivable from card issuers are measured at FVOCI as they are held to collect contractual cash flows and can sell the receivable. Fair value is estimated by discounting future cash flows using market rates for similar items.

(3)
The carrying values of trade accounts receivable, other accounts receivable, trade accounts payable and other accounts payable are measured at amortized cost and are recorded at their original amount, less the provision for impairment and adjustment to present value, when applicable. The carrying values is assumed to approximate their fair values, taking into consideration the realization of these balances, and settlement terms do not exceed 60 days.

(4)
The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings.
Non-deliverable
forward contracts are valued using valuation techniques, which employ the use of market observable inputs.

(5)
Accounts payable to clients, loans and financing, and obligations to FIDC quota holders are measured at amortized cost. Fair values are estimated by discounting future cash flows using weighted average cost of capital rate.

For disclosure purposes, the fair value of financial liabilities is estimated by discounting future contractual cash flows at the interest rates available in the market that are available to the Group for similar financial instruments. The effective interest rates at the balance sheet dates are usual market rates and their fair value does not significantly differ from the balances in the accounting records.
For the years ended December 31, 2019 and 2018, there were no transfers between Level I and Level II fair value measurements and between Level II and Level III fair value measurements.

(iv)	Offsetting of financial instruments
Financial asset and liability balances are offset (i.e. reported in the consolidated statement of financial position at their net amount) only if the Company and its subsidiaries currently have a legally enforceable right to set off the recognized amounts and intend either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
As of December 31, 2019, and 2018, the Group has no financial instruments that meet the conditions for recognition on a net basis.

(v)	Capital management
The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, to maintain an optimal capital structure to reduce the cost of capital, and to have resources available for optimistic opportunities.
In order to maintain or adjust the capital structure of the Group, management can make, or may propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce, for example, debt.
The Group monitors capital on the basis of the adjusted net cash / net debt. Adjusted net cash / net debt is calculated as adjusted cash (including cash and cash equivalents, short-term investments and accounts receivable from card issuers as shown in the consolidated statement of financial position), net of adjusted debt (including accounts payable to clients, current and non-current
loans and financing and obligations to FIDC quota holders as shown in the consolidated statement of financial position).
The Group’s strategy is to keep a positive adjusted net cash. The adjusted net cash as of December 31, 2019 and 2018 was as follows:

	2019	2018
Cash and cash equivalents	968,342	297,929
Short-term investments	2,937,029	2,770,589
Accounts receivable from card issuers	14,066,814	9,244,608
Loans held for sale	124,661	—
Derivative financial instruments (a)	12,348	1,195

Adjusted cash	18,109,194	12,314,321
Accounts payable to clients	(6,500,071)	(4,996,102)
Loans and financing (b)	(2,912,033)	(762,451)
Obligations to FIDC quota holders	(3,710,894)	(2,074,571)
Derivative financial instruments	(1,354)	(586)

Adjusted debt	(13,124,352)	(7,833,710)

	4,984,842	4,480,611

(a)	Refers to economic hedge of cash and cash equivalents and short-term investments denominated in U.S. dollars;
(b)	Loans and financing were reduced by the effects of leases liabilities recognized under IFRS 16.
Although capital is managed considering the consolidated position, the subsidiaries Stone and MNLT maintain a minimum equity, within the working capital requirements for Accrediting Payment Institutions under the Brazilian Central Bank (“BACEN”) regulations, corresponding to at least 2% of the monthly average of the payment transactions in past 12 months. The subsidiary Stone SCD also maintain a minimum equity required by BACEN for companies that offer credit by its own capital.